Quarterly Holdings Report
for
Fidelity® International High Dividend ETF
January 31, 2021
IHD-QTLY -0321
1.9885308.103

Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
AUSTRALIA – 9.7%
AGL Energy Ltd.	155,188	$ 1,365,710
Australia & New Zealand Banking Group Ltd.	71,516	1,300,983
BHP Group Ltd.	2,049	68,481
Sonic Healthcare Ltd.	15,894	419,131
Westpac Banking Corp.	77,231	1,252,069
Woodside Petroleum Ltd.	61,585	1,156,234
Woolworths Group Ltd.	9,722	304,783
TOTAL AUSTRALIA		5,867,391
BERMUDA – 2.9%
Hongkong Land Holdings Ltd.	294,225	1,362,262
Jardine Matheson Holdings Ltd.	6,882	397,779
TOTAL BERMUDA		1,760,041
CANADA – 12.7%
Canadian Apartment Properties REIT	32,696	1,310,451
Canadian Imperial Bank of Commerce	12,453	1,062,373
Enbridge, Inc.	45,074	1,515,816
Inter Pipeline Ltd.	90,346	907,385
Nutrien Ltd.	1,060	52,259
SNC-Lavalin Group, Inc.	22,904	379,567
The Bank of Nova Scotia	21,486	1,147,086
The Toronto-Dominion Bank	24,270	1,376,652
TOTAL CANADA		7,751,589
CAYMAN ISLANDS – 5.2%
Sands China Ltd.	306,000	1,217,473
Wharf Real Estate Investment Co. Ltd.	362,000	1,921,149
TOTAL CAYMAN ISLANDS		3,138,622
DENMARK – 0.6%
Novo Nordisk A/S Class B	5,083	353,203
TOTAL DENMARK		353,203
FINLAND – 0.2%
Orion Oyj Class B	2,017	92,725
TOTAL FINLAND		92,725
FRANCE – 7.0%
Bouygues S.A.	14,216	559,926
Danone S.A.	2,927	195,438
Klepierre S.A. (a)	68,922	1,663,782
Sanofi	3,472	325,429
TOTAL S.A.	35,490	1,504,561
TOTAL FRANCE		4,249,136
GERMANY – 10.6%
BASF SE	742	57,540
Bayer AG	3,234	196,115

	Shares	Value

Bayerische Motoren Werke AG	21,031	$ 1,788,795
Daimler AG	33,474	2,363,599
E.ON SE	188,882	2,003,297
SAP SE	406	51,693
TOTAL GERMANY		6,461,039
HONG KONG – 1.5%
BOC Hong Kong Holdings Ltd.	312,500	935,019
TOTAL HONG KONG		935,019
JAPAN – 24.3%
Asahi Group Holdings Ltd.	6,400	257,479
Astellas Pharma, Inc.	26,900	434,866
Canon, Inc.	1,300	28,491
Daito Trust Construction Co. Ltd.	20,700	2,153,140
Haseko Corp.	97,300	1,145,909
Honda Motor Co. Ltd.	57,800	1,526,225
Japan Post Holdings Co. Ltd.	132,600	1,053,631
Japan Tobacco, Inc.	14,400	285,744
Komatsu Ltd.	23,400	639,787
Mitsubishi Corp.	22,100	558,859
Mitsui & Co. Ltd.	30,600	565,996
Otsuka Holdings Co. Ltd.	9,900	421,928
Sojitz Corp.	145,600	336,551
SUMCO Corp.	2,000	42,141
Sumitomo Corp.	33,500	443,808
Sumitomo Mitsui Financial Group, Inc.	40,004	1,239,916
The Kansai Electric Power Co., Inc.	140,800	1,378,480
Tokyo Electron Ltd.	200	76,050
Toyota Motor Corp.	31,667	2,208,024
TOTAL JAPAN		14,797,025
NETHERLANDS – 2.2%
ASML Holding N.V.	169	90,227
BE Semiconductor Industries N.V.	495	34,074
ING Groep N.V. (b)	108,577	972,838
Koninklijke Ahold Delhaize N.V.	7,690	220,391
TOTAL NETHERLANDS		1,317,530
NORWAY – 0.2%
Mowi ASA	6,551	145,566
TOTAL NORWAY		145,566
SINGAPORE – 2.0%
DBS Group Holdings Ltd.	63,221	1,199,536
Venture Corp. Ltd.	1,500	22,425
TOTAL SINGAPORE		1,221,961
SPAIN – 3.0%
Banco Santander S.A. (b)	325,093	953,817

Quarterly Report	2

Common Stocks – continued
	Shares	Value
SPAIN – continued
Repsol S.A.	86,546	$ 853,986
TOTAL SPAIN		1,807,803
SWITZERLAND – 7.0%
Adecco Group AG	6,519	409,196
Nestle S.A.	6,936	779,988
Novartis AG	6,707	607,144
Roche Holding AG	1,906	658,080
UBS Group AG	125,949	1,822,834
TOTAL SWITZERLAND		4,277,242
UNITED KINGDOM – 10.5%
AstraZeneca PLC	3,843	395,316
Babcock International Group PLC (b)	59,177	189,340
BHP Group PLC	2,095	57,868
BP PLC	283,471	1,056,847
British American Tobacco PLC	8,526	311,138
GlaxoSmithKline PLC	15,107	281,509
Imperial Brands PLC	9,682	195,441
Rio Tinto PLC	879	67,462
Royal Dutch Shell PLC Class B	84,403	1,474,508
SSE PLC	106,264	2,165,478
Wm Morrison Supermarkets PLC	83,834	206,584
TOTAL UNITED KINGDOM		6,401,491
TOTAL COMMON STOCKS (Cost $60,697,841)		60,577,383
Money Market Funds – 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (c)	49,527	$ 49,537
Fidelity Securities Lending Cash Central Fund, 0.09% (c)(d)	1,995,170	1,995,370
TOTAL MONEY MARKET FUNDS (Cost $2,044,907)		2,044,907
TOTAL INVESTMENT IN SECURITIES – 103.0% (Cost $62,742,748)		62,622,290
NET OTHER ASSETS (LIABILITIES) (e) – (3.0%)		(1,801,324)
NET ASSETS – 100.0%		$ 60,820,966

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $14,256 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	2	March 2021	$211,550	$678	$678
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	1,418
Total	$1,437
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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5	Quarterly Report